DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	9 Months Ended
Sep. 30, 2012
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

NOTE 10 – Derivative instruments and hedging activities:

a. Interest rate and cross-currency swaps

During the second quarter of 2010, the Company entered into swap agreements with respect to its $1 billion principal amount of 3.00% Senior Notes due 2015. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.

During the first quarter of 2011, the Company entered into swap agreements with respect to its $250 million principal amount of 1.70% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $1.1 billion principal amount of three month LIBOR plus 0.9% Senior Notes due 2013. The purpose of these interest rate swap agreements was to change the interest rate from floating to fixed rate. As a result of these agreements, Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to reduce the exposure resulting mainly from payroll costs denominated in new Israeli shekels.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2012 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

During the third quarter of 2012, Teva entered into cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2013 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

The above transactions were accounted for by Teva as hedge accounting.

b. Derivative instrument disclosure
The fair value of derivative instruments consists of:

	Reported under	September 30, 2012	December 31, 2011

		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Long-term investments and receivables	$31	$25

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Deferred taxes and other current assets	37	17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	46	53

Liability derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Accounts payable	46	57

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of $32 million and gains of $66 million were recognized under financial expenses-net for the nine months ended September 30, 2012 and 2011, respectively, and losses of $27 million and $55 million were recognized under financial expenses -net for the three months ended September 30, 2012 and 2011, respectively. Such gains offset the revaluation of the balance sheet items also booked under financial expenses - net.

With respect to the interest rate and cross-currency swap agreements, gains of $14 million were recognized under financial expenses – net for each of the nine months ended September 30, 2012 and 2011, and gains of $4 million were recognized under financialexpenses - net for each of the three months ended September 30, 2012 and 2011. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.